Acquisition of businesses (Schedule of Non-Significant Acquisitions) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Business Acquisition [Line Items]
Goodwill	$ 6,783	$ 5,939
Net cash paid at acquisition date	2,658	0	$ 870
Franchised Restaurants
Business Acquisition [Line Items]
Property and equipment	1,471	413	429
Identifiable intangible assets	1,347	56	5,346
Goodwill	1,589	0	200
Assumed debt	(77)	0	0
Gain on purchase of franchised restaurants	(767)	0	(4,808)
Purchase price	3,563	469	1,167
Restaurants sold in exchange	0	0	(261)
Settlement of franchise receivables	(905)	(469)	(36)
Net cash paid at acquisition date	$ 2,658	$ 0	$ 870